Towle Deep Value Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.2%
	BASIC MATERIALS — 14.1%
329,546	Algoma Steel Group, Inc.[1]	$3,305,346
87,166	ArcelorMittal S.A.[1]	2,474,643
191,525	Cleveland-Cliffs, Inc.*	3,910,941
60,748	Ternium S.A. - ADR[1]	2,579,968
94,902	United States Steel Corp.	4,616,982
		16,887,880
	CONSUMER, CYCLICAL — 46.4%
49,760	Advance Auto Parts, Inc.	3,036,853
380,840	American Axle & Manufacturing Holdings, Inc.*	3,355,200
15,390	BlueLinx Holdings, Inc.*	1,743,841
180,289	Dana, Inc.	2,634,022
245,431	Designer Brands, Inc. - Class A	2,172,064
127,670	Foot Locker, Inc.	3,976,921
228,290	Frontier Group Holdings, Inc.*	1,246,463
68,924	General Motors Co.	2,475,750
149,063	G-III Apparel Group Ltd.*	5,065,161
228,238	Goodyear Tire & Rubber Co.*	3,268,368
41,800	M/I Homes, Inc.*	5,757,532
126,689	Macy's, Inc.	2,548,983
44,373	PVH Corp.	5,418,831
106,133	Southwest Airlines Co.	3,065,121
287,489	Sportsman's Warehouse Holdings, Inc.*	1,224,703
184,827	Stellantis N.V.[1]	4,310,166
68,690	United Airlines Holdings, Inc.*	2,834,149
75,650	Zumiez, Inc.*	1,538,721
		55,672,849
	CONSUMER, NON-CYCLICAL — 3.4%
53,600	Tyson Foods, Inc. - Class A	2,881,000
71,554	United Natural Foods, Inc.*	1,161,321
		4,042,321
	ENERGY — 20.4%
15,125	Alpha Metallurgical Resources, Inc.	5,126,165
80,789	Eni S.p.A. - ADR[1]	2,747,634
59,497	HF Sinclair Corp.	3,306,248
173,044	Liberty Energy, Inc.	3,139,018
117,973	Par Pacific Holdings, Inc.*	4,290,678
85,137	PBF Energy, Inc. - Class A	3,742,623
255,943	ProPetro Holding Corp.*	2,144,802
		24,497,168

Towle Deep Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL — 2.5%
86,130	Ally Financial, Inc.	$3,007,660
	INDUSTRIAL — 10.4%
21,289	Arrow Electronics, Inc.*	2,602,580
60,006	Avnet, Inc.	3,024,302
222,108	JELD-WEN Holding, Inc.*	4,193,399
76,420	Ryerson Holding Corp.	2,650,246
		12,470,527
	Total Common Stocks
	(Cost $85,761,681)	116,578,405

Principal Amount
	SHORT-TERM INVESTMENTS — 2.9%
$3,528,920	UMB Bank, Institutional Banking Money Market II Deposit Investment, 4.78%[2]	3,528,920
	Total Short-Term Investments
	(Cost $3,528,920)	3,528,920
	TOTAL INVESTMENTS — 100.1%
	(Cost $89,290,601)	120,107,325
	Liabilities in Excess of Other Assets — (0.1)%	(113,078)
	TOTAL NET ASSETS — 100.0%	$119,994,247

ADR – American Depository Receipt
*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]The rate is the annualized seven-day yield at period end.